UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest in portfolios
designed to pursue
real-life objectives

Special feature page 6

American Funds Portfolio SeriesSM Annual report for the year ended October 31, 2013

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2013 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2014 (unaudited):

Class A shares	1 year total return	Lifetime total return (since 5/18/12)	Gross expense ratio	Net expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	14.30%	19.66%	1.00%	0.90%
American Funds Growth PortfolioSM	16.05	20.33	0.89	0.79
American Funds Growth and Income PortfolioSM	8.59	13.98	0.80	0.70
American Funds Balanced PortfolioSM	7.06	11.80	0.79	0.69
American Funds Income PortfolioSM	2.92	7.07	0.78	0.68

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	4.56	8.96	0.92	0.82

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–3.49	–1.67	0.83	0.71
American Funds Tax-Exempt Preservation PortfolioSM	–3.48	–1.24	0.89	0.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series prospectus dated January 1, 2014 (unaudited).

The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing a portion of other expenses in all share classes for the Tax-Exempt Preservation Portfolio and the Preservation Portfolio. Investment results and net expense ratios shown reflect the waiver and/or reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver and reimbursements will remain in effect at least through December 31, 2014. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the fund board.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Special feature

6	Invest in portfolios designed to pursue real-life objectives

Contents

1	Letter to investors
4	The value of a $10,000 investment
8	Investment portfolios
16	Financial statements
59	Board of trustees and other officers

Fellow investors:

We’re pleased to present the annual report for American Funds Portfolio Series for the year ended October 31, 2013.

The series offers eight portfolios, each with a different objective, composed of individual American Funds. For more information on the series and the underlying funds, we invite you to read the article, “Invest in portfolios designed to pursue real-life objectives” that begins on page 6.

As you can see in the table on page 3, six of the portfolios posted positive results for the 12 months. It’s important to keep in mind that the funds are meant as long-term investments. Therefore, results for a single year should be placed in the proper context.

The economy

The U.S economy scored steady, if modest, gains throughout the reporting period. In a promising sign, gross domestic product (GDP) grew at its fastest pace of the year in the third quarter of 2013, significantly beating economists’ expectations. The employment market saw continued improvement, with more jobs being added each month. As of September 30, the unemployment rate had dropped to 7.2%. Inflation remained in check, housing numbers were up and the auto sector recorded healthy results. Fiscal drag curbed momentum somewhat, as government spending was restrained. Outside the U.S., developed market economies were generally solid, with the euro zone realizing some success in its efforts toward recovery. Emerging markets saw mixed economic results.

The stock market

Driven by the expanding economy and strong corporate profits, U.S. stocks advanced significantly. They began the reporting period on a negative note as anxiety attendant to the “fiscal cliff” put a damper on investor sentiment. However, the market ushered in the calendar year with an impressive rally, as concerns faded about fiscal challenges and global events. The second quarter of 2013 saw stocks rise moderately, held back by hints from the Federal Reserve that it might taper its stimulus programs. The third quarter closed with solid gains, as the market was reassured by the Fed’s commitment to its accommodative stance. The unmanaged Standard & Poor’s 500 Composite Index and Dow Jones Industrial Average hit fresh highs near the end of October. For the reporting period, the S&P 500 (a proxy for the domestic stock market) increased by 27.2%.

Many international markets finished the reporting period in positive territory, with developed markets leading the

American Funds Portfolio Series	1

way. Results in emerging markets were constrained by geopolitical concerns and stagnant growth in pivotal countries.

The bond market

Returns in most sectors of the bond market were muted for the reporting period, driven by economic events and reaction to the Fed. The summer saw a spike in volatility as investors became concerned that the Fed would soon curtail its monthly bond-buying programs, but by September many market segments rallied when it became clear that no action would be taken until the economy and employment showed sustained improvement. In addition, the Fed kept its target short-term interest rate near zero — where it has remained since late 2008 — in an ongoing effort to help boost economic activity. The high-yield bond sector proved to be a bright spot, with Barclays U.S. Corporate High Yield 2% Issuer Capped Index climbing 8.9%.

The series

Given the strength of the stock market rally, the series’ two growth-oriented portfolios — Global Growth Portfolio and Growth Portfolio — advanced to a significant degree. Underlying growth funds, like AMCAP Fund, aided results. The series’ Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Tax-Advantaged Income Portfolio also notched double-digit gains. Returns for the Preservation Portfolio and Tax-Exempt Preservation Portfolio were off slightly, reflecting the subdued results in the bond market. However, we remain committed to the belief that fixed-income holdings are vital for diversification, income and stability.

Moving forward

We are grateful that you have chosen to invest in American Funds Portfolio Series. Since its inception on May 18, 2012, more than 325,000 investors have opened accounts for a total of about $7.5 billion assets under management at the end of the reporting period. We warmly welcome our newest investors and, as always, we encourage all our investors to maintain a long-term perspective.

We thank you for your support and look forward to reporting to you again in six months’ time.

Cordially,

Bradley J. Vogt Vice Chairman of the Board	Walter R. Burkley President

December 11, 2013

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

Average annual total returns for Class A shares, with all distributions reinvested,

for the periods ended October 31, 2013

		Lifetime
	1 year	(since 5/18/12)
American Funds Global Growth Portfolio	26.18%	26.60%
MSCI All Country World Index (ACWI)*†	23.29	24.40
Lipper Global Funds Index	26.55	25.95

American Funds Growth Portfolio	28.45	26.98
Standard & Poor’s 500 Composite Index*	27.16	26.15
Lipper Growth Funds Index	31.09	28.11

American Funds Growth and Income Portfolio	20.01	20.76
Standard & Poor’s 500 Composite Index*	27.16	26.15
Lipper Growth and Income Funds Index	23.72	23.79

American Funds Balanced Portfolio	17.29	18.11
Standard & Poor’s 500 Composite Index*	27.16	26.15
Lipper Balanced Funds Index	15.28	15.81

American Funds Income Portfolio	12.19	13.26
Standard & Poor’s 500 Composite Index*	27.16	26.15
Lipper Income Funds Index	9.47	10.98

American Funds Tax-Advantaged Income Portfolio	11.28	13.27
Barclays Municipal Bond Index*	–1.72	0.55
Lipper Income Funds Index	9.47	10.98

American Funds Preservation Portfolio	–0.59	0.46
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	0.31	1.04
Lipper Short-Intermediate Investment-Grade Debt Funds Index	0.35	1.98

American Funds Tax-Exempt Preservation Portfolio	–0.48	1.11
Barclays Municipal Short-Intermediate 1–10 Years Index*	0.37	1.17
Lipper Intermediate Municipal Debt Funds Index	–1.00	0.71

*	The market indexes are unmanaged and, therefore, have no expenses.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2013, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Income Portfolio)1; 3.75% (for Tax-Advantaged Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	18.94%	21.55%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	21.09%	21.92%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	13.15%	15.94%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Balanced Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	10.54%	13.40%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	The index is unmanaged and, therefore, has no expenses.
[5]	Results reflect dividends net of withholding taxes.

4	American Funds Portfolio Series

Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	5.78%	8.74%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	7.06%	10.33%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–3.09%	–1.30%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2013)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–2.98%	–0.66%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and is reimbursing a portion of other expenses in all share classes for the Tax-Exempt Preservation Portfolio and the Preservation Portfolio. Investment results shown reflect the waiver and/or reimbursements, without which the results would have been lower. The waiver and reimbursements will remain in effect at least through December 31, 2014. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the fund board.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

Invest in portfolios designed to pursue real-life objectives

Providing choices for investors

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

Experienced management

A Portfolio Oversight Committee actively monitors the series to keep the portfolios aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

“With the portfolio series, what we’re really doing is answering a question we regularly receive from advisors, their clients, our friends and even our own family members: ‘Could you suggest a handful of your funds that would work well together?’ We’ve tried to create a spectrum of portfolios with complementary fund combinations designed to achieve specific investment objectives.”

Brad Vogt
26 years of investment experience*

*	As of the series prospectus dated January 1, 2014 (unaudited).

American Funds Global Growth Portfolio

Designed to help investors pursue long-term goals by investing in funds with exposure to companies located around the world.

Underlying funds:

30% Capital World Growth and Income Fund®

30% New Perspective Fund®

20% New World Fund®

20% The New Economy Fund®

American Funds Growth Portfolio

Seeks to help investors pursue longer term goals through exposure to a diverse mix of stocks of companies with strong growth potential.

Underlying funds:

30% AMCAP Fund®

30% Fundamental Investors®

25% EuroPacific Growth Fund®

15% SMALLCAP World Fund®

6	American Funds Portfolio Series

American Funds Growth and Income Portfolio

Seeks to help investors build assets over time through exposure to a wide range of stock investments, as well as income from dividend-paying companies and fixed-income securities.

Underlying funds:

25% Capital Income Builder®

20% Capital World Growth and Income Fund®

20% The Growth Fund of America®

20% The Investment Company of America®

15% Capital World Bond Fund®

American Funds Balanced Portfolio

Offers exposure to a mix of global stocks and bonds that can temper the impact of volatility on an overall portfolio to help an investor pursue future needs and goals.

Underlying funds:

25% American Balanced Fund®

25% The Bond Fund of America®

20% New Perspective Fund®

15% Capital World Growth and Income Fund®

15% Washington Mutual Investors FundSM

American Funds Income Portfolio

With exposure to a diverse mix of stocks from dividend-paying companies and fixed-income securities, the portfolio seeks to provide income and long-term growth potential with lower volatility than the S&P 500.

Underlying funds:

20% American Mutual Fund®

20% Capital Income Builder®

20% The Income Fund of America®

20% American High-Income Trust®

20% U.S. Government Securities Fund®

American Funds Tax-Advantaged Income Portfolio

Through exposure to a diverse mix of municipal bonds and dividend-paying companies, the portfolio seeks to help investors grow their assets while also providing some tax-exempt income.

Underlying funds:

25% Capital World Growth and Income Fund®

25% Washington Mutual Investors FundSM

25% American High-Income Municipal Bond Fund®

25% The Tax-Exempt Bond Fund of America®

American Funds Preservation Portfolio

As part of a diversified investment strategy, this fund of funds seeks to provide investors with capital preservation and a source of current income to help cover unexpected expenses.

Underlying funds:

40% Intermediate Bond Fund of America®

40% Short-Term Bond Fund of America®

20% The Bond Fund of America®

American Funds Tax-Exempt Preservation Portfolio

As part of a diversified investment strategy, this fund of funds seeks to provide investors with capital preservation and a source of tax-exempt income to help cover unexpected expenses.

Underlying funds:

70% Limited Term Tax-Exempt Bond Fund of America®

30% The Tax-Exempt Bond Fund of America®

The underlying fund allocations are as of 10/31/13. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	7

American Funds Global Growth Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 70.0%
The New Economy Fund, Class R-6	3,063,719	$117,524	20.0%
New Perspective Fund, Class R-6	4,650,130	176,287	30.0
New World Fund, Inc., Class R-6	1,972,546	117,524	20.0
		411,335	70.0

Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	4,000,146	176,286	30.0

Total investment securities (cost: $512,889,000)		587,621	100.0
Other assets less liabilities		(181)	—

Net assets		$587,440	100.0%

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 70.0%
AMCAP Fund, Class R-6	10,832,580	$298,113	30.0%
EuroPacific Growth Fund, Class R-6	5,197,221	248,427	25.0
SMALLCAP World Fund, Inc., Class R-6	2,994,903	149,056	15.0
		695,596	70.0

Growth-and-income funds 30.0%
Fundamental Investors, Class R-6	5,900,883	298,113	30.0

Total investment securities (cost: $860,206,000)		993,709	100.0
Other assets less liabilities		(309)	—

Net assets		$993,400	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Growth and Income Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 20.0%
The Growth Fund of America, Class R-6	9,002	$393,665	20.0%

Growth-and-income funds 40.0%
Capital World Growth and Income Fund, Class R-6	8,933	393,665	20.0
The Investment Company of America, Class R-6	10,509	393,665	20.0
		787,330	40.0

Equity-income and Balanced funds 25.0%
Capital Income Builder, Class R-6	8,446	492,082	25.0

Bond funds 15.0%
Capital World Bond Fund, Class R-6	14,402	295,249	15.0

Total investment securities (cost: $1,770,535,000)		1,968,326	100.0
Other assets less liabilities		(641)	—

Net assets		$1,967,685	100.0%

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Balanced Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 20.0%
New Perspective Fund, Class R-6	7,997,120	$303,171	20.0%

Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	5,158,874	227,351	15.0
Washington Mutual Investors Fund, Class R-6	5,903,703	227,352	15.0
		454,703	30.0
Equity-income and Balanced funds 25.0%
American Balanced Fund, Class R-6	16,030,023	378,950	25.0

Bond funds 25.0%
The Bond Fund of America, Class R-6	30,147,830	379,561	25.0

Total investment securities (cost: $1,375,294,000)		1,516,385	100.0
Other assets less liabilities		(477)	—

Net assets		$1,515,908	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	11

American Funds Income Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 20.0%
American Mutual Fund, Class R-6	8,593	$294,554	20.0%

Equity-income and Balanced funds 40.0%
Capital Income Builder, Class R-6	5,056	294,555	20.0
The Income Fund of America, Class R-6	14,496	294,555	20.0
		589,110	40.0

Bond funds 40.0%
American High-Income Trust, Class R-6	25,793	294,555	20.0
U.S. Government Securities Fund, Class R-6	21,237	294,555	20.0
		589,110	40.0

Total investment securities (cost: $1,390,312,000)		1,472,774	100.0
Other assets less liabilities		(509)	—

Net assets		$1,472,265	100.0%

See Notes to Financial Statements

12	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 50.0%
Capital World Growth and Income Fund, Class R-6	1,499,407	$66,079	25.0%
Washington Mutual Investors Fund, Class R-6	1,715,889	66,079	25.0
		132,158	50.0

Tax-exempt bond funds 50.0%
American High-Income Municipal Bond Fund, Class R-6	4,581,152	66,106	25.0
The Tax-Exempt Bond Fund of America, Class R-6	5,290,517	66,078	25.0
		132,184	50.0

Total investment securities (cost: $249,041,000)		264,342	100.0
Other assets less liabilities		(58)	—

Net assets		$264,284	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	13

American Funds Preservation Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Bond funds 100.0%
The Bond Fund of America, Class R-6	7,779,726	$97,947	20.0%
Intermediate Bond Fund of America, Class R-6	14,478,455	195,894	40.0
Short-Term Bond Fund of America, Class R-6	19,589,349	195,893	40.0

Total investment securities (cost: $495,480,000)		489,734	100.0
Other assets less liabilities		(317)	—

Net assets		$489,417	100.0%

See Notes to Financial Statements

14	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Tax-exempt bond funds 100.0%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	7,623,294	$122,202	70.0%
The Tax-Exempt Bond Fund of America, Class R-6	4,193,117	52,372	30.0

Total investment securities (cost: $179,023,000)		174,574	100.0
Other assets less liabilities		(65)	—

Net assets		$174,509	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	15

Financial statements

Statements of assets and liabilities
at October 31, 2013

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio

Assets:
Investment securities, at value	$587,621		$993,709		$1,968,326
Receivables for:
Sales of investments	—		—		—
Sales of fund’s shares	2,856		4,309		5,528
Dividends	—		—		—
Total assets	590,477		998,018		1,973,854

Liabilities:
Payables for:
Purchases of investments	2,566		3,911		4,510
Repurchases of fund’s shares	290		397		1,012
Services provided by related parties	174		298		628
Trustees’ deferred compensation	—	*	—	*	1
Other	7		12		18
Total liabilities	3,037		4,618		6,169
Net assets at October 31, 2013	$587,440		$993,400		$1,967,685

Net assets consist of:
Capital paid in on shares of beneficial interest	$511,236		$856,246		$1,766,419
Undistributed net investment income	891		665		1,508
Undistributed (accumulated) net realized gain (loss)	581		2,986		1,967
Net unrealized appreciation (depreciation)	74,732		133,503		197,791
Net assets at October 31, 2013	$587,440		$993,400		$1,967,685
Investment securities, at cost	$512,889		$860,206		$1,770,535

*	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio	Tax-Advantaged Income Portfolio		Preservation Portfolio	Tax-Exempt Preservation Portfolio

$1,516,385		$1,472,774	$264,342		$489,734	$174,574
—		—	—		822	965
3,326		4,713	1,140		825	127
61		122	460		146	457
1,519,772		1,477,609	265,942		491,527	176,123

2,681		3,901	1,520		113	457
645		884	80		1,773	1,092
524		550	56		217	63
—	*	1	—	*	— *	— *
14		8	2		7	2
3,864		5,344	1,658		2,110	1,614
$1,515,908		$1,472,265	$264,284		$489,417	$174,509

$1,373,992		$1,386,799	$248,582		$496,007	$180,669
927		2,262	543		80	55
(102)		742	(142)		(924)	(1,766)
141,091		82,462	15,301		(5,746)	(4,449)
$1,515,908		$1,472,265	$264,284		$489,417	$174,509
$1,375,294		$1,390,312	$249,041		$495,480	$179,023

American Funds Portfolio Series	17

Statements of assets and liabilities
at October 31, 2013 (continued)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$376,948	$646,413	$1,394,069
	Shares outstanding	27,076	46,114	109,426
	Net asset value per share	$13.92	$14.02	$12.74
Class B:	Net assets	$1,795	$4,674	$9,863
	Shares outstanding	130	336	776
	Net asset value per share	$13.81	$13.89	$12.71
Class C:	Net assets	$61,707	$108,168	$237,496
	Shares outstanding	4,474	7,789	18,710
	Net asset value per share	$13.79	$13.89	$12.69
Class F-1:	Net assets	$22,907	$19,066	$32,573
	Shares outstanding	1,645	1,361	2,557
	Net asset value per share	$13.92	$14.01	$12.74
Class F-2:	Net assets	$20,566	$31,290	$32,850
	Shares outstanding	1,473	2,227	2,576
	Net asset value per share	$13.96	$14.05	$12.75
Class 529-A:	Net assets	$44,876	$89,932	$128,915
	Shares outstanding	3,225	6,418	10,122
	Net asset value per share	$13.91	$14.01	$12.74
Class 529-B:	Net assets	$565	$896	$1,398
	Shares outstanding	41	65	110
	Net asset value per share	$13.80	$13.89	$12.71
Class 529-C:	Net assets	$16,092	$32,778	$55,610
	Shares outstanding	1,168	2,362	4,381
	Net asset value per share	$13.78	$13.88	$12.69
Class 529-E:	Net assets	$1,676	$4,826	$6,206
	Shares outstanding	121	346	488
	Net asset value per share	$13.88	$13.96	$12.72
Class 529-F-1:	Net assets	$1,162	$4,311	$10,000
	Shares outstanding	83	307	784
	Net asset value per share	$13.94	$14.04	$12.75
Class R-1:	Net assets	$740	$2,447	$3,936
	Shares outstanding	54	176	310
	Net asset value per share	$13.81	$13.90	$12.70
Class R-2:	Net assets	$6,809	$13,430	$17,575
	Shares outstanding	493	966	1,385
	Net asset value per share	$13.80	$13.90	$12.69
Class R-3:	Net assets	$6,460	$8,931	$13,492
	Shares outstanding	466	639	1,061
	Net asset value per share	$13.86	$13.97	$12.72
Class R-4:	Net assets	$1,557	$2,389	$2,308
	Shares outstanding	112	170	181
	Net asset value per share	$13.93	$14.02	$12.74
Class R-5:	Net assets	$20,587	$20,387	$19,937
	Shares outstanding	1,474	1,450	1,563
	Net asset value per share	$13.97	$14.06	$12.76
Class R-6:	Net assets	$2,993	$3,462	$1,457
	Shares outstanding	214	246	114
	Net asset value per share	$14.02	$14.07	$12.75

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$1,010,259	$1,066,759	$220,482	$332,931	$122,445
81,236	93,126	19,107	33,581	12,485
$12.44	$11.46	$11.54	$9.91	$9.81
$6,636	$6,237	$225	$2,357	$111
535	546	20	238	11
$12.41	$11.43	$11.52	$9.91	$9.82
$196,946	$214,367	$27,188	$67,237	$38,342
15,894	18,780	2,365	6,789	3,914
$12.39	$11.41	$11.50	$9.90	$9.80
$39,594	$41,800	$10,831	$5,699	$5,324
3,184	3,648	939	575	543
$12.43	$11.46	$11.54	$9.91	$9.81
$29,111	$35,534	$5,558	$6,072	$8,287
2,339	3,099	481	613	845
$12.45	$11.46	$11.54	$9.91	$9.81
$89,698	$38,848		$32,550
7,215	3,392		3,284
$12.43	$11.45		$9.91
$982	$666		$500
79	58		51
$12.41	$11.43		$9.92
$43,459	$29,463		$17,406
3,506	2,582		1,757
$12.40	$11.41		$9.91
$3,297	$2,648		$2,075
265	231		209
$12.42	$11.44		$9.91
$9,325	$2,293		$5,711
749	200		576
$12.44	$11.46		$9.91
$4,312	$783		$633
348	69		64
$12.40	$11.42		$9.91
$15,102	$9,757		$5,702
1,218	854		576
$12.40	$11.42		$9.90
$18,071	$6,348		$4,717
1,455	555		476
$12.42	$11.45		$9.91
$24,301	$6,417		$1,471
1,954	560		148
$12.44	$11.46		$9.92
$14,689	$8,539		$4,246
1,180	745		428
$12.45	$11.47		$9.91
$10,126	$1,806		$110
813	157		11
$12.45	$11.47		$9.91

American Funds Portfolio Series	19

Statements of operations
for the year ended October 31, 2013

	Global Growth Portfolio	Growth Portfolio		Growth and Income Portfolio
Investment income:
Dividends	$3,856	$5,392		$28,730
Interest	8	17		23
	3,864	5,409		28,753
Fees and expenses†:
Investment advisory services	308	528		1,139
Distribution services	993	1,691		3,700
Transfer agent services	297	517		1,120
Reports to shareholders	17	29		62
Registration statement and prospectus	171	185		245
Trustees’ compensation	1	2		5
Auditing and legal	5	7		13
Custodian	20	20		20
State and local taxes	—	—		—
Other	37	79		130
Total fees and expenses before reimbursements/waivers	1,849	3,058		6,434
Less reimbursements/waivers of fees and expenses:
Investment advisory services	308	528		1,139
Other	—	—		—
Total fees and expenses after reimbursements/waivers	1,541	2,530		5,295
Net investment income	2,323	2,879		23,458

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain (loss) on sale of investments	1	—	*	—
Capital gain distributions received	785	3,333		2,674
Net realized gain (loss)	786	3,333		2,674
Net unrealized appreciation (depreciation) on investments	69,290	126,286		187,635
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	70,076	129,619		190,309
Net increase (decrease) in net assets resulting from operations	$72,399	$132,498		$213,767

*	Amount less than one thousand.
†	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$19,527	$35,351	$6,142	$6,549	$5,381
28	4	2	3	— *
19,555	35,355	6,144	6,552	5,381

929	968	181	426	180
3,158	3,553	626	1,642	763
924	969	179	439	185
51	53	10	25	11
237	259	93	234	97
4	5	1	3	1
11	10	4	5	3
20	20	20	20	20
—	—	—	—	7
104	57	1	50	2

5,438	5,894	1,115	2,844	1,269

929	968	181	426	180
—	—	—	76	55
4,509	4,926	934	2,342	1,034
15,046	30,429	5,210	4,210	4,347

(6)	(43)	(52)	(922)	(1,777)
—	2,827	—	—	18
(6)	2,784	(52)	(922)	(1,759)
132,399	76,562	12,560	(6,315)	(5,164)
132,393	79,346	12,508	(7,237)	(6,923)
$147,439	$109,775	$17,718	$(3,027)	$(2,576)

American Funds Portfolio Series	21

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*
Operations:
Net investment income	$2,323	$146	$2,879	$99	$23,458	$1,734
Net realized gain (loss)	786	(7)	3,333	(186)	2,674	(93)
Net unrealized appreciation (depreciation) on investments	69,290	5,442	126,286	7,217	187,635	10,156

Net increase (decrease) in net assets resulting from operations	72,399	5,581	132,498	7,130	213,767	11,797

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,568)	—	(2,296)	—	(22,744)	(1,305)
Distributions from net realized gain on investments	(57)	—	—	—	—	—
Total dividends and distributions paid to shareholders	(1,625)	—	(2,296)	—	(22,744)	(1,305)

Net capital share transactions	428,990	82,095	691,573	164,495	1,353,734	412,436

Total increase in net assets	499,764	87,676	821,775	171,625	1,544,757	422,928

Net assets:
Beginning of period	87,676	—	171,625	—	422,928	—
End of period	$587,440	$87,676	$993,400	$171,625	$1,967,685	$422,928

Undistributed net investment income	$891	$145	$665	$94	$1,508	$425

*	For the period May 18, 2012, commencement of operations, through October 31, 2012.

See Notes to Financial Statements

22	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended
October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
2013	2012*	2013	2012*	2013	2012*	2013	2012*	2013	2012*

$15,046	$1,215	$30,429	$3,073	$5,210	$759	$4,210	$643	$4,347	$775
(6)	(96)	2,784	(55)	(52)	16	(922)	1	(1,759)	38
132,399	8,692	76,562	5,900	12,560	2,741	(6,315)	569	(5,164)	715

147,439	9,811	109,775	8,918	17,718	3,516	(3,027)	1,213	(2,576)	1,528

(14,398)	(902)	(30,515)	(2,309)	(4,843)	(582)	(4,213)	(560)	(4,352)	(718)
—	—	—	—	(51)	—	—	—	—	—
(14,398)	(902)	(30,515)	(2,309)	(4,894)	(582)	(4,213)	(560)	(4,352)	(718)

1,024,039	349,919	965,081	421,315	173,334	75,192	255,789	240,215	66,660	113,967

1,157,080	358,828	1,044,341	427,924	186,158	78,126	248,549	240,868	59,732	114,777

358,828	—	427,924	—	78,126	—	240,868	—	114,777	—
$1,515,908	$358,828	$1,472,265	$427,924	$264,284	$78,126	$489,417	$240,868	$174,509	$114,777

$927	$307	$2,262	$765	$543	$177	$80	$86	$55	$56

American Funds Portfolio Series	23

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are further described below:

Contingent deferred
sales charge
Share class	Initial sales charge	upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

24	American Funds Portfolio Series

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 42 to 49.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2013, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds

American Funds Portfolio Series	25

directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale

26	American Funds Portfolio Series

proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended October 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

American Funds Portfolio Series	27

As of October 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global		Growth and			Tax- Advantaged		Tax-Exempt
	Growth	Growth	Income	Balanced	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$891	$665	$1,508	$928	$2,262	$220	$81	$—
Undistributed tax-exempt income	—	—	—	—	—	322	—	55
Undistributed long-term capital gain	685	3,177	2,059	—	841	—	—	—
Capital loss carryforward	—	—	—	(1)	—	—	(18)	(1,219)
Capital loss carryforward utilized	—	—	1	—	—	—	—	—
Gross unrealized appreciation on investment securities	74,628	133,312	201,573	146,108	89,502	20,995	—	—
Gross unrealized depreciation on investment securities	—	—	(3,874)	(5,118)	(7,138)	(5,836)	(6,652)	(4,997)
Net unrealized appreciation (depreciation) on investment securities	74,628	133,312	197,699	140,990	82,364	15,159	(6,652)	(4,997)
Cost of investment securities	512,993	860,397	1,770,627	1,375,395	1,390,410	249,183	496,386	179,571
Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	(1)	5	391	—	1,587	—	—	—
Reclassification to (from) undistributed net investment income from (to) capital paid in on shares of beneficial interest	(8)	(17)	(22)	(28)	(4)	(1)	(3)	4
Reclassification to (from) undistributed net realized gain/accumulated net realized loss from (to) capital paid in on shares of beneficial interest	(99)	(156)	(223)	—	(399)	(25)	—	—

The tax character of distributions paid to shareholders from ordinary and/or tax-exempt income were as follows (dollars in thousands):

	Global Growth Portfolio			Growth Portfolio		Growth and Income Portfolio			Balanced Portfolio
	Year ended		Period ended	Year ended	Period ended	Year ended	Period ended		Year ended	Period ended
	October 31,		October 31,	October 31,	October 31,	October 31,	October 31,		October 31,	October 31,
	2013		2012*	2013	2012*	2013	2012*		2013	2012*
Class A	$1,014		$—	$1,500	$—	$17,103	$1,009		$10,395	$655
Class B	5		—	13	—	103	9		51	5
Class C	127		—	168	—	1,753	74		1,123	62
Class F-1	31		—	49	—	348	19		335	11
Class F-2	43		—	38	—	342	11		321	15
Class 529-A	174		—	278	—	1,725	100		1,071	85
Class 529-B	2		—	3	—	15	1		7	1
Class 529-C	34		—	79	—	478	27		265	21
Class 529-E	3		—	13	—	68	4		33	2
Class 529-F-1	7		—	14	—	115	3		95	4
Class R-1	2		—	10	—	41	2		31	1
Class R-2	10		—	19	—	116	2		85	3
Class R-3	9		—	6	—	131	4		156	11
Class R-4	9		—	6	—	20	—	†	133	2
Class R-5	155		—	99	—	376	40		188	24
Class R-6	—	†	—	1	—	10	—	†	109	—	†
Total	$1,625		$—	$2,296	$—	$22,744	$1,305		$14,398	$902

28	American Funds Portfolio Series

	Income Portfolio			Tax-Advantaged Income Portfolio			Preservation Portfolio			Tax-Exempt Preservation Portfolio
	Year ended	Period ended		Year ended	Period ended		Year ended	Period ended		Year ended	Period ended
	October 31,	October 31,		October 31,	October 31,		October 31,	October 31,		October 31,	October 31,
	2013	2012*		2013	2012*		2013	2012*		2013	2012*
Class A	$22,756	$1,728		$4,230	$526		$3,296	$430		$3,108	$528
Class B	119	13		4	—	†	9	1		2	—	†
Class C	3,636	250		367	30		224	31		699	83
Class F-1	1,015	99		182	18		75	17		211	45
Class F-2	767	46		111	8		80	14		332	62
Class 529-A	886	70					303	40
Class 529-B	13	1					1	—	†
Class 529-C	511	40					43	5
Class 529-E	65	5					17	3
Class 529-F-1	59	3					39	3
Class R-1	14	1					3	—	†
Class R-2	149	6					16	2
Class R-3	133	10					30	1
Class R-4	137	5					17	—	†
Class R-5	234	32					56	13
Class R-6	21	—	†				4	—	†
Total	$30,515	$2,309		$4,894	$582		$4,213	$560		$4,352	$718

*	For the period May 18, 2012, commencement of operations, through October 31, 2012.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 42 to 49.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of Preservation Portfolio and Tax-Exempt Preservation Portfolio during their startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

American Funds Portfolio Series	29

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2013, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	228	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

30	American Funds Portfolio Series

Class-specific expenses under the agreements described on the previous page for the year ended October 31, 2013, were as follows:

	Distribution	Transfer agent	529 plan
	services	services	services
Global Growth Portfolio
Class A	$467,318	$181,193	Not applicable
Class B	11,136	1,240	Not applicable
Class C	310,729	29,120	Not applicable
Class F-1	29,729	13,598	Not applicable
Class F-2	Not applicable	10,616	Not applicable
Class 529-A	33,535	26,478	$26,034
Class 529-B	3,120	326	306
Class 529-C	84,198	7,888	8,239
Class 529-E	3,818	448	747
Class 529-F-1	—	693	733
Class R-1	4,001	373	Not applicable
Class R-2	25,108	11,856	Not applicable
Class R-3	17,466	5,762	Not applicable
Class R-4	2,415	652	Not applicable
Class R-5	Not applicable	6,804	Not applicable
Class R-6	Not applicable	144	Not applicable
Total class-specific expenses	$992,573	$297,191	$36,059

Growth Portfolio
Class A	$714,150	$319,220	Not applicable
Class B	30,337	3,385	Not applicable
Class C	541,314	50,629	Not applicable
Class F-1	25,375	11,633	Not applicable
Class F-2	Not applicable	18,865	Not applicable
Class 529-A	73,419	52,579	$51,623
Class 529-B	6,435	674	631
Class 529-C	197,241	18,943	19,316
Class 529-E	12,197	1,439	2,387
Class 529-F-1	—	1,988	2,109
Class R-1	16,054	1,502	Not applicable
Class R-2	45,812	21,497	Not applicable
Class R-3	25,235	8,398	Not applicable
Class R-4	2,981	767	Not applicable
Class R-5	Not applicable	5,878	Not applicable
Class R-6	Not applicable	101	Not applicable
Total class-specific expenses	$1,690,550	$517,498	$76,066

Growth and Income Portfolio
Class A	$1,683,246	$778,252	Not applicable
Class B	70,375	7,943	Not applicable
Class C	1,255,895	118,489	Not applicable
Class F-1	42,052	19,082	Not applicable
Class F-2	Not applicable	17,247	Not applicable
Class 529-A	133,449	82,199	$79,957
Class 529-B	10,266	1,074	1,006
Class 529-C	352,544	34,114	34,528
Class 529-E	18,727	2,289	3,666
Class 529-F-1	—	4,605	5,042
Class R-1	25,653	2,508	Not applicable
Class R-2	66,727	31,818	Not applicable
Class R-3	37,928	12,786	Not applicable
Class R-4	2,642	656	Not applicable
Class R-5	Not applicable	7,201	Not applicable
Class R-6	Not applicable	67	Not applicable
Total class-specific expenses	$3,699,504	$1,120,330	$124,199

American Funds Portfolio Series	31

	Distribution	Transfer agent	529 plan
	services	services	services
Balanced Portfolio
Class A	$1,344,224	$602,327	Not applicable
Class B	50,981	5,808	Not applicable
Class C	1,126,333	107,577	Not applicable
Class F-1	54,369	24,955	Not applicable
Class F-2	Not applicable	19,454	Not applicable
Class 529-A	95,804	65,097	$62,220
Class 529-B	8,118	868	796
Class 529-C	287,359	27,893	28,150
Class 529-E	11,428	1,411	2,237
Class 529-F-1	—	4,378	4,761
Class R-1	32,976	3,294	Not applicable
Class R-2	65,672	31,778	Not applicable
Class R-3	60,613	20,575	Not applicable
Class R-4	20,570	3,890	Not applicable
Class R-5	Not applicable	4,581	Not applicable
Class R-6	Not applicable	595	Not applicable
Total class-specific expenses	$3,158,447	$924,481	$98,164

Income Portfolio
Class A	$1,696,532	$683,288	Not applicable
Class B	45,823	5,159	Not applicable
Class C	1,377,073	133,338	Not applicable
Class F-1	75,529	35,550	Not applicable
Class F-2	Not applicable	24,531	Not applicable
Class 529-A	57,099	28,195	$27,028
Class 529-B	5,298	564	519
Class 529-C	202,137	19,829	19,800
Class 529-E	10,662	1,338	2,088
Class 529-F-1	—	1,533	1,608
Class R-1	5,110	512	Not applicable
Class R-2	42,365	20,560	Not applicable
Class R-3	24,591	8,615	Not applicable
Class R-4	10,336	2,876	Not applicable
Class R-5	Not applicable	3,200	Not applicable
Class R-6	Not applicable	69	Not applicable
Total class-specific expenses	$3,552,555	$969,157	$51,043

Tax-Advantaged Income Portfolio
Class A	$436,728	$150,014
Class B	1,718	192
Class C	170,852	16,603
Class F-1	16,570	7,917
Class F-2	Not applicable	4,117
Total class-specific expenses	$625,868	$178,843

32	American Funds Portfolio Series

	Distribution	Transfer agent	529 plan
	services	services	services
Preservation Portfolio
Class A	$765,205	$291,158	Not applicable
Class B	24,445	2,821	Not applicable
Class C	559,361	55,440	Not applicable
Class F-1	17,556	8,638	Not applicable
Class F-2	Not applicable	6,626	Not applicable
Class 529-A	52,619	28,782	$27,003
Class 529-B	5,238	574	514
Class 529-C	144,800	14,455	14,193
Class 529-E	10,397	1,350	2,037
Class 529-F-1	—	2,683	2,899
Class R-1	7,280	716	Not applicable
Class R-2	34,204	16,807	Not applicable
Class R-3	17,200	5,520	Not applicable
Class R-4	3,720	1,119	Not applicable
Class R-5	Not applicable	2,015	Not applicable
Class R-6	Not applicable	82	Not applicable
Total class-specific expenses	$1,642,025	$438,786	$46,646

Tax-Exempt Preservation Portfolio
Class A	$364,449	$121,731
Class B	1,292	151
Class C	375,750	37,724
Class F-1	21,625	10,722
Class F-2	Not applicable	14,191
Total class-specific expenses	$763,116	$184,519

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in
		value of	Total
	Current fees	deferred amounts	trustees’ compensation
Global Growth Portfolio	$1,249	$24	$1,273
Growth Portfolio	2,225	43	2,268
Growth and Income Portfolio	5,117	101	5,218
Balanced Portfolio	4,297	84	4,381
Income Portfolio	4,768	94	4,862
Tax-Advantaged Income Portfolio	902	18	920
Preservation Portfolio	2,498	52	2,550
Tax-Exempt Preservation Portfolio	1,138	23	1,161

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Portfolio Series	33

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2013, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$430,831	$129
Growth Portfolio	696,276	528
Growth and Income Portfolio	1,357,832	—
Balanced Portfolio	1,025,754	699
Income Portfolio	969,189	897
Tax-Advantaged Income Portfolio	176,659	2,977
Preservation Portfolio	300,702	44,650
Tax-Exempt Preservation Portfolio	115,618	48,954

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Global Growth Portfolio

Year ended October 31, 2013

Class A	$304,908	24,347	$1,006		88		$(26,966)	(2,138)	$278,948		22,297
Class B	1,508	122	5		1		(449)	(36)	1,064		87
Class C	51,036	4,097	126		11		(4,063)	(319)	47,099		3,789
Class F-1	21,325	1,711	28		2		(2,782)	(216)	18,571		1,497
Class F-2	19,675	1,578	33		3		(2,727)	(215)	16,981		1,366
Class 529-A	30,887	2,497	174		15		(1,095)	(88)	29,966		2,424
Class 529-B	396	31	2		—	[2]	(56)	(4)	342		27
Class 529-C	12,768	1,031	34		3		(578)	(46)	12,224		988
Class 529-E	1,358	108	3		—	[2]	(52)	(4)	1,309		104
Class 529-F-1	889	73	7		1		(166)	(14)	730		60
Class R-1	631	51	2		—	[2]	(113)	(9)	520		42
Class R-2	7,466	606	10		1		(1,899)	(154)	5,577		453
Class R-3	6,067	494	9		1		(635)	(49)	5,441		446
Class R-4	1,330	109	9		1		(317)	(26)	1,022		84
Class R-5	9,429	747	155		13		(3,089)	(241)	6,495		519
Class R-6	2,755	216	—	[2]	—	[2]	(54)	(4)	2,701		212
Total net increase (decrease)	$472,428	37,818	$1,603		140		$(45,041)	(3,563)	$428,990		34,395

Period ended October 31, 2012[3]

Class A	$77,801	7,379	$—		—		$(28,728)	(2,600)	$49,073		4,779
Class B	527	48	—		—		(59)	(5)	468		43
Class C	7,840	722	—		—		(401)	(37)	7,439		685
Class F-1	1,639	153	—		—		(51)	(5)	1,588		148
Class F-2	1,317	123	—		—		(180)	(16)	1,137		107
Class 529-A	8,651	807	—		—		(71)	(6)	8,580		801
Class 529-B	154	14	—		—		(3)	— [2]	151		14
Class 529-C	1,927	181	—		—		(6)	(1)	1,921		180
Class 529-E	185	17	—		—		— [2]	— [2]	185		17
Class 529-F-1	251	23	—		—		—	—	251		23
Class R-1	131	12	—		—		—	—	131		12
Class R-2	442	40	—		—		— [2]	— [2]	442		40
Class R-3	419	40	—		—		(211)	(20)	208		20
Class R-4	320	28	—		—		— [2]	— [2]	320		28
Class R-5	10,620	993	—		—		(419)	(38)	10,201		955
Class R-6	191	19	—		—		(191)	(17)	—	[2]	2
Total net increase (decrease)	$112,415	10,599	$—		—		$(30,320)	(2,745)	$82,095		7,854

34	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Growth Portfolio

Year ended October 31, 2013

Class A	$499,761	39,881	$1,486	132		$(46,759)	(3,705)	$454,488	36,308
Class B	3,536	286	13	1		(1,018)	(81)	2,531	206
Class C	87,876	7,046	166	15		(7,265)	(573)	80,777	6,488
Class F-1	15,254	1,223	49	4		(1,876)	(153)	13,427	1,074
Class F-2	29,964	2,436	35	3		(4,741)	(380)	25,258	2,059
Class 529-A	59,326	4,780	278	25		(3,551)	(285)	56,053	4,520
Class 529-B	444	36	3	—	[2]	(213)	(17)	234	19
Class 529-C	21,624	1,759	79	7		(1,669)	(137)	20,034	1,629
Class 529-E	3,556	287	13	1		(25)	(2)	3,544	286
Class 529-F-1	3,021	237	14	1		(242)	(19)	2,793	219
Class R-1	1,663	137	10	1		(358)	(30)	1,315	108
Class R-2	11,240	892	19	2		(810)	(65)	10,449	829
Class R-3	8,493	692	6	—	[2]	(1,266)	(99)	7,233	593
Class R-4	1,962	158	6	—	[2]	(119)	(9)	1,849	149
Class R-5	10,082	789	99	9		(1,770)	(140)	8,411	658
Class R-6	3,999	299	1	—	[2]	(823)	(59)	3,177	240
Total net increase (decrease)	$761,801	60,938	$2,277	201		$(72,505)	(5,754)	$691,573	55,385

Period ended October 31, 2012[3]

Class A	$132,170	12,495	$—	—		$(29,441)	(2,689)	$102,729	9,806
Class B	1,449	135	—	—		(51)	(5)	1,398	130
Class C	14,646	1,364	—	—		(679)	(63)	13,967	1,301
Class F-1	3,179	297	—	—		(104)	(10)	3,075	287
Class F-2	1,820	170	—	—		(23)	(2)	1,797	168
Class 529-A	20,526	1,923	—	—		(272)	(25)	20,254	1,898
Class 529-B	506	48	—	—		(19)	(2)	487	46
Class 529-C	7,926	739	—	—		(69)	(6)	7,857	733
Class 529-E	647	60	—	—		(1)	— [2]	646	60
Class 529-F-1	1,032	96	—	—		(90)	(8)	942	88
Class R-1	731	68	—	—		—	—	731	68
Class R-2	1,619	148	—	—		(114)	(11)	1,505	137
Class R-3	625	59	—	—		(142)	(13)	483	46
Class R-4	229	21	—	—		— [2]	— [2]	229	21
Class R-5	8,464	803	—	—		(125)	(11)	8,339	792
Class R-6	245	23	—	—		(189)	(17)	56	6
Total net increase (decrease)	$195,814	18,449	$—	—		$(31,319)	(2,862)	$164,495	15,587

See page 41 for footnotes.

American Funds Portfolio Series	35

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Growth and Income Portfolio

Year ended October 31, 2013

Class A	$1,049,902	89,576	$16,966		1,470		$(108,692)	(9,186)	$958,176	81,860
Class B	7,409	639	103		9		(2,558)	(218)	4,954	430
Class C	191,382	16,304	1,744		152		(16,446)	(1,389)	176,680	15,067
Class F-1	27,432	2,323	320		28		(4,854)	(414)	22,898	1,937
Class F-2	28,985	2,446	333		28		(3,283)	(276)	26,035	2,198
Class 529-A	82,784	7,111	1,725		150		(5,059)	(430)	79,450	6,831
Class 529-B	954	82	15		1		(346)	(29)	623	54
Class 529-C	37,895	3,262	477		42		(3,252)	(275)	35,120	3,029
Class 529-E	4,539	392	68		6		(146)	(13)	4,461	385
Class 529-F-1	7,940	674	114		10		(266)	(22)	7,788	662
Class R-1	3,557	307	41		4		(885)	(76)	2,713	235
Class R-2	17,196	1,473	116		10		(2,762)	(234)	14,550	1,249
Class R-3	12,302	1,055	131		11		(1,467)	(124)	10,966	942
Class R-4	2,343	197	20		2		(325)	(27)	2,038	172
Class R-5	8,367	708	376		33		(2,793)	(236)	5,950	505
Class R-6	1,398	115	9		1		(75)	(6)	1,332	110
Total net increase (decrease)	$1,484,385	126,664	$22,558		1,957		$(153,209)	(12,955)	$1,353,734	115,666

Period ended October 31, 2012[3]

Class A	$324,467	30,594	$863		81		$(33,316)	(3,109)	$292,014	27,566
Class B	4,131	388	9		1		(460)	(43)	3,680	346
Class C	39,940	3,743	74		7		(1,149)	(107)	38,865	3,643
Class F-1	7,160	672	16		1		(582)	(53)	6,594	620
Class F-2	4,315	401	9		1		(252)	(24)	4,072	378
Class 529-A	35,172	3,311	100		10		(323)	(30)	34,949	3,291
Class 529-B	698	66	1		—	[2]	(109)	(10)	590	56
Class 529-C	14,584	1,367	27		3		(188)	(18)	14,423	1,352
Class 529-E	1,098	102	3		1		—	—	1,101	103
Class 529-F-1	1,299	122	3		—	[2]	—	—	1,302	122
Class R-1	815	76	2		—	[2]	(12)	(1)	805	75
Class R-2	1,489	137	2		—	[2]	(6)	(1)	1,485	136
Class R-3	1,389	130	4		—	[2]	(117)	(11)	1,276	119
Class R-4	93	9	—	[2]	—	[2]	— [2]	— [2]	93	9
Class R-5	11,493	1,090	40		4		(392)	(36)	11,141	1,058
Class R-6	46	4	—	[2]	—	[2]	— [2]	— [2]	46	4
Total net increase (decrease)	$448,189	42,212	$1,153		109		$(36,906)	(3,443)	$412,436	38,878

36	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Balanced Portfolio

Year ended October 31, 2013

Class A	$771,451	66,757	$10,336		898		$(99,271)	(8,512)	$682,516	59,143
Class B	4,959	433	50		4		(2,286)	(198)	2,723	239
Class C	155,059	13,390	1,115		98		(15,480)	(1,325)	140,694	12,163
Class F-1	39,454	3,404	334		29		(7,528)	(647)	32,260	2,786
Class F-2	23,091	1,991	320		28		(2,912)	(247)	20,499	1,772
Class 529-A	52,180	4,543	1,071		94		(6,801)	(585)	46,450	4,052
Class 529-B	755	66	7		1		(389)	(34)	373	33
Class 529-C	27,828	2,419	265		23		(2,862)	(247)	25,231	2,195
Class 529-E	2,328	204	33		3		(275)	(23)	2,086	184
Class 529-F-1	7,980	685	95		8		(796)	(69)	7,279	624
Class R-1	4,444	390	31		3		(1,411)	(120)	3,064	273
Class R-2	14,330	1,246	84		7		(3,121)	(272)	11,293	981
Class R-3	16,761	1,470	156		14		(5,238)	(463)	11,679	1,021
Class R-4	24,326	2,074	133		11		(2,216)	(186)	22,243	1,899
Class R-5	8,416	718	188		16		(2,081)	(178)	6,523	556
Class R-6	11,890	1,043	109		9		(2,873)	(244)	9,126	808
Total net increase (decrease)	$1,165,252	100,833	$14,327		1,246		$(155,540)	(13,350)	$1,024,039	88,729

Period ended October 31, 2012[3]

Class A	$261,957	24,894	$554		52		$(30,373)	(2,853)	$232,138	22,093
Class B	3,378	321	5		—	[2]	(269)	(25)	3,114	296
Class C	40,576	3,831	62		6		(1,139)	(106)	39,499	3,731
Class F-1	4,286	407	9		1		(105)	(10)	4,190	398
Class F-2	6,059	567	13		1		(16)	(1)	6,056	567
Class 529-A	33,585	3,188	85		8		(354)	(33)	33,316	3,163
Class 529-B	515	49	1		—	[2]	(35)	(3)	481	46
Class 529-C	14,139	1,343	21		2		(363)	(34)	13,797	1,311
Class 529-E	855	81	2		—	[2]	(2)	— [2]	855	81
Class 529-F-1	1,432	136	4		—	[2]	(119)	(11)	1,317	125
Class R-1	793	75	1		—	[2]	— [2]	— [2]	794	75
Class R-2	2,890	268	3		1		(342)	(32)	2,551	237
Class R-3	4,725	439	10		1		(58)	(6)	4,677	434
Class R-4	567	55	2		—	[2]	— [2]	— [2]	569	55
Class R-5	6,617	634	24		2		(128)	(12)	6,513	624
Class R-6	52	5	—	[2]	—	[2]	— [2]	— [2]	52	5
Total net increase (decrease)	$382,426	36,293	$796		74		$(33,303)	(3,126)	$349,919	33,241

See page 41 for footnotes.

American Funds Portfolio Series	37

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Income Portfolio

Year ended October 31, 2013

Class A	$809,037	73,704	$22,180		2,035		$(128,313)	(11,623)	$702,904	64,116
Class B	5,294	485	118		11		(2,030)	(184)	3,382	312
Class C	170,549	15,571	3,586		330		(28,087)	(2,550)	146,048	13,351
Class F-1	37,498	3,427	1,005		92		(17,261)	(1,577)	21,242	1,942
Class F-2	28,396	2,578	759		69		(5,268)	(479)	23,887	2,168
Class 529-A	28,137	2,579	886		81		(5,514)	(502)	23,509	2,158
Class 529-B	505	46	13		1		(231)	(21)	287	26
Class 529-C	21,254	1,947	511		47		(2,827)	(256)	18,938	1,738
Class 529-E	2,020	187	65		6		(468)	(43)	1,617	150
Class 529-F-1	1,784	165	59		6		(151)	(14)	1,692	157
Class R-1	797	72	14		2		(215)	(19)	596	55
Class R-2	7,943	723	149		14		(835)	(75)	7,257	662
Class R-3	7,715	706	133		12		(3,754)	(338)	4,094	380
Class R-4	5,304	484	137		12		(207)	(19)	5,234	477
Class R-5	7,688	697	234		22		(5,257)	(478)	2,665	241
Class R-6	1,788	158	21		2		(80)	(7)	1,729	153
Total net increase (decrease)	$1,135,709	103,529	$29,870		2,742		$(200,498)	(18,185)	$965,081	88,086

Period ended October 31, 2012[3]

Class A	$332,993	32,028	$1,532		146		$(33,168)	(3,164)	$301,357	29,010
Class B	2,768	267	13		1		(363)	(34)	2,418	234
Class C	57,660	5,532	247		24		(1,337)	(127)	56,570	5,429
Class F-1	17,872	1,718	96		9		(221)	(21)	17,747	1,706
Class F-2	10,035	956	42		4		(309)	(29)	9,768	931
Class 529-A	13,212	1,268	70		7		(425)	(41)	12,857	1,234
Class 529-B	337	33	1		—	[2]	(6)	(1)	332	32
Class 529-C	9,277	889	40		4		(512)	(49)	8,805	844
Class 529-E	852	82	5		—	[2]	(14)	(1)	843	81
Class 529-F-1	447	43	3		—	[2]	—	—	450	43
Class R-1	160	15	1		—	[2]	(10)	(1)	151	14
Class R-2	2,018	192	6		1		(9)	(1)	2,015	192
Class R-3	1,835	174	9		1		(3)	— [2]	1,841	175
Class R-4	870	82	5		1		—	—	875	83
Class R-5	5,266	507	32		3		(59)	(6)	5,239	504
Class R-6	48	4	—	[2]	—	[2]	(1)	— [2]	47	4
Total net increase (decrease)	$455,650	43,790	$2,102		201		$(36,437)	(3,475)	$421,315	40,516

38	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Tax-Advantaged Income Portfolio

Year ended October 31, 2013

Class A	$162,396	14,592	$4,173		377		$(23,156)	(2,067)	$143,413	12,902
Class B	183	17	4		—[2]		(49)	(4)	138	13
Class C	21,721	1,951	363		33		(3,670)	(329)	18,414	1,655
Class F-1	9,528	850	180		16		(2,214)	(198)	7,494	668
Class F-2	4,925	439	103		9		(1,153)	(102)	3,875	346
Total net increase (decrease)	$198,753	17,849	$4,823		435		$(30,242)	(2,700)	$173,334	15,584

Period ended October 31, 2012[3]

Class A	$90,125	8,724	$297		28		$(26,972)	(2,547)	$63,450	6,205
Class B	82	8	—	[2]	—	[2]	(12)	(1)	70	7
Class C	8,001	763	29		3		(596)	(56)	7,434	710
Class F-1	2,948	282	14		2		(137)	(13)	2,825	271
Class F-2	1,409	135	5		—	[2]	(1)	— [2]	1,413	135
Total net increase (decrease)	$102,565	9,912	$345		33		$(27,718)	(2,617)	$75,192	7,328

See page 41 for footnotes.

American Funds Portfolio Series	39

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Preservation Portfolio

Year ended October 31, 2013

Class A	$363,415	36,357	$3,241		325		$(192,138)	(19,305)	$174,518	17,377
Class B	2,671	267	9		1		(1,881)	(189)	799	79
Class C	61,809	6,190	222		22		(26,523)	(2,668)	35,508	3,544
Class F-1	7,456	746	71		7		(8,488)	(852)	(961)	(99)
Class F-2	8,520	852	79		8		(5,465)	(549)	3,134	311
Class 529-A	25,165	2,516	303		31		(9,231)	(930)	16,237	1,617
Class 529-B	442	44	1		—	[2]	(465)	(46)	(22)	(2)
Class 529-C	13,466	1,348	43		4		(4,311)	(434)	9,198	918
Class 529-E	1,924	192	17		2		(1,170)	(119)	771	75
Class 529-F-1	5,529	554	39		4		(497)	(50)	5,071	508
Class R-1	1,475	147	3		—	[2]	(1,103)	(110)	375	37
Class R-2	7,316	730	16		2		(2,944)	(295)	4,388	437
Class R-3	10,963	1,095	30		3		(6,478)	(646)	4,515	452
Class R-4	2,698	270	17		1		(1,496)	(150)	1,219	121
Class R-5	4,066	407	56		6		(3,176)	(320)	946	93
Class R-6	474	47	4		1		(385)	(39)	93	9
Total net increase (decrease)	$517,389	51,762	$4,151		417		$(265,751)	(26,702)	$255,789	25,477

Period ended October 31, 2012[3]

Class A	$197,273	19,619	$343		34		$(34,768)	(3,449)	$162,848	16,204
Class B	1,752	174	1		—	[2]	(154)	(15)	1,599	159
Class C	34,032	3,385	30		3		(1,437)	(143)	32,625	3,245
Class F-1	7,875	783	14		1		(1,105)	(110)	6,784	674
Class F-2	3,561	354	12		1		(538)	(53)	3,035	302
Class 529-A	17,555	1,746	40		4		(832)	(83)	16,763	1,667
Class 529-B	631	63	—	[2]	—	[2]	(103)	(10)	528	53
Class 529-C	8,727	869	5		—	[2]	(305)	(30)	8,427	839
Class 529-E	1,359	135	3		—	[2]	(17)	(1)	1,345	134
Class 529-F-1	732	73	2		—	[2]	(50)	(5)	684	68
Class R-1	270	27	—	[2]	—	[2]	—	—	270	27
Class R-2	1,407	140	2		—	[2]	(8)	(1)	1,401	139
Class R-3	251	25	1		—	[2]	(7)	(1)	245	24
Class R-4	271	27	—	[2]	—	[2]	— [2]	— [2]	271	27
Class R-5	4,041	402	13		1		(687)	(68)	3,367	335
Class R-6	23	2	—	[2]	—	[2]	—	—	23	2
Total net increase (decrease)	$279,760	27,824	$466		44		$(40,011)	(3,969)	$240,215	23,899

40	American Funds Portfolio Series

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Tax-Exempt Preservation Portfolio

Year ended October 31, 2013

Class A	$123,762	12,285	$3,061		308		$(70,980)	(7,161)	$55,843	5,432
Class B	103	10	2		—	[2]	(91)	(9)	14	1
Class C	31,805	3,156	695		70		(14,848)	(1,505)	17,652	1,721
Class F-1	5,734	567	208		21		(9,484)	(949)	(3,542)	(361)
Class F-2	9,858	975	330		33		(13,495)	(1,353)	(3,307)	(345)
Total net increase (decrease)	171,262	16,993	$4,296		432		$(108,898)	(10,977)	$66,660	6,448

Period ended October 31, 2012[3]

Class A	$99,451	9,897	$354		35		$(29,058)	(2,879)	$70,747	7,053
Class B	117	12	—	[2]	—	[2]	(17)	(2)	100	10
Class C	22,490	2,237	78		8		(522)	(52)	22,046	2,193
Class F-1	9,392	933	41		4		(338)	(33)	9,095	904
Class F-2	12,843	1,275	58		6		(922)	(91)	11,979	1,190
Total net increase (decrease)	$144,293	14,354	$531		53		$(30,857)	(3,057)	$113,967	11,350

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 18, 2012, commencement of operations, through October 31, 2012.

American Funds Portfolio Series	41

Financial highlights

American Funds Global Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/13	$11.17	$.11	$2.79	$2.90	$(.14)	$(.01)	$(.15)	$13.92	26.18%	$376,948	.50%	.40%	.90%	.85%
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	53,354	.25	.20	.71	.29
Class B:
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32	1,795	1.28	1.18	1.68	.13
10/31/12[6,7]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	485	.56	.51	1.02	(.08)
Class C:
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27	61,707	1.26	1.16	1.66	.04
10/31/12[6,7]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	7,627	.56	.51	1.02	(.17)
Class F-1:
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23	22,907	.53	.43	.93	.59
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	1,653	.19	.14	.65	.28
Class F-2:
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57	20,566	.27	.17	.67	.96
10/31/12[6,7]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	1,196	.11	.06	.57	.37
Class 529-A:
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27	44,876	.50	.40	.90	.96
10/31/12[6,7]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	8,942	.23	.18	.69	.21
Class 529-B:
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11	565	1.38	1.28	1.78	.21
10/31/12[6,7]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	157	.59	.54	1.05	(.26)
Class 529-C:
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16,092	1.36	1.26	1.76	(.06)
10/31/12[6,7]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	2,000	.60	.56	1.07	(.18)
Class 529-E:
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	1,676	.82	.72	1.22	.49
10/31/12[6,7]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	188	.33	.29	.80	.08
Class 529-F-1:
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1,162	.37	.27	.77	1.26
10/31/12[6,7]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	258	.16	.11	.62	.23
Class R-1:
10/31/13	11.14	.02	2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	740	1.25	1.15	1.65	.13
10/31/12[6,7]	10.00	— [8]	1.14	1.14	—	—	—	11.14	11.40	134	.51	.47	.98	(.04)
Class R-2:
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24	6,809	1.27	1.17	1.67	(.18)
10/31/12[6,7]	10.00	(.02)	1.17	1.15	—	—	—	11.15	11.50	445	.47	.42	.93	(.21)
Class R-3:
10/31/13	11.16	.05	2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77	6,460	.83	.73	1.23	.36
10/31/12[6,7]	10.00	.04	1.12	1.16	—	—	—	11.16	11.60	227	.33	.29	.80	.39
Class R-4:
10/31/13	11.18	.14	2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27	1,557	.49	.39	.89	1.11
10/31/12[6,7]	10.00	— [8]	1.18	1.18	—	—	—	11.18	11.80	318	.21	.16	.67	(.02)
Class R-5:
10/31/13	11.18	.18	2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66	20,587	.23	.13	.63	1.47
10/31/12[6,7]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	10,674	.10	.05	.56	.30
Class R-6:
10/31/13	11.17	.10	2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	2,993	.18	.08	.58	.79
10/31/12[6,7]	10.00	.05	1.12	1.17	—	—	—	11.17	11.70	18	.13	.08	.59	.52

42	American Funds Portfolio Series

American Funds Growth Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return²,³	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/13	$11.02	$.09	$3.02	$3.11	$(.11)	$14.02	28.45%	$646,413	.45%	.35%	.79%	.67%
10/31/12[6,7]	10.00	.02	1.00	1.02	—	11.02	10.20	108,024	.24	.19	.64	.15
Class B:
10/31/13	10.98	— [8]	3.00	3.00	(.09)	13.89	27.47	4,674	1.26	1.16	1.60	(.04)
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	10.98	9.80	1,427	.55	.51	.96	(.23)
Class C:
10/31/13	10.98	(.02)	3.02	3.00	(.09)	13.89	27.52	108,168	1.24	1.14	1.58	(.17)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	10.98	9.80	14,284	.55	.50	.95	(.27)
Class F-1:
10/31/13	11.02	.08	3.02	3.10	(.11)	14.01	28.41	19,066	.51	.41	.85	.64
10/31/12[6,7]	10.00	.02	1.00	1.02	—	11.02	10.20	3,161	.19	.15	.60	.19
Class F-2:
10/31/13	11.03	.08	3.06	3.14	(.12)	14.05	28.75	31,290	.26	.16	.60	.64
10/31/12[6,7]	10.00	.03	1.00	1.03	—	11.03	10.30	1,851	.09	.05	.50	.27
Class 529-A:
10/31/13	11.01	.09	3.02	3.11	(.11)	14.01	28.49	89,932	.49	.39	.83	.71
10/31/12[6,7]	10.00	.01	1.00	1.01	—	11.01	10.10	20,903	.23	.18	.63	.09
Class 529-B:
10/31/13	10.98	.01	2.97	2.98	(.07)	13.89	27.33	896	1.36	1.26	1.70	.04
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	10.98	9.80	507	.59	.55	1.00	(.23)
Class 529-C:
10/31/13	10.98	(.02)	3.00	2.98	(.08)	13.88	27.35	32,778	1.34	1.24	1.68	(.15)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	10.98	9.80	8,041	.60	.55	1.00	(.30)
Class 529-E:
10/31/13	11.00	.05	3.02	3.07	(.11)	13.96	28.14	4,826	.80	.70	1.14	.39
10/31/12[6,7]	10.00	(.01)	1.01	1.00	—	11.00	10.00	657	.35	.30	.75	(.05)
Class 529-F-1:
10/31/13	11.03	.11	3.02	3.13	(.12)	14.04	28.73	4,311	.34	.24	.68	.90
10/31/12[6,7]	10.00	.02	1.01	1.03	—	11.03	10.20	969	.14	.10	.55	.16
Class R-1:
10/31/13	10.99	.01	2.99	3.00	(.09)	13.90	27.52	2,447	1.24	1.14	1.58	.11
10/31/12[6,7]	10.00	(.04)	1.03	.99	—	10.99	9.90	752	.56	.51	.96	(.34)
Class R-2:
10/31/13	11.00	(.03)	3.03	3.00	(.10)	13.90	27.44	13,430	1.24	1.14	1.58	(.22)
10/31/12[6,7]	10.00	(.03)	1.03	1.00	—	11.00	10.00	1,509	.48	.44	.89	(.27)
Class R-3:
10/31/13	11.01	.01	3.05	3.06	(.10)	13.97	28.02	8,931	.81	.71	1.15	.06
10/31/12[6,7]	10.00	.02	.99	1.01	—	11.01	10.10	505	.32	.27	.72	.19
Class R-4:
10/31/13	11.03	.08	3.03	3.11	(.12)	14.02	28.45	2,389	.46	.36	.80	.62
10/31/12[6,7]	10.00	— [8]	1.03	1.03	—	11.03	10.30	227	.18	.13	.58	.04
Class R-5:
10/31/13	11.03	.14	3.01	3.15	(.12)	14.06	28.84	20,387	.20	.10	.54	1.12
10/31/12[6,7]	10.00	.03	1.00	1.03	—	11.03	10.30	8,737	.09	.04	.49	.24
Class R-6:
10/31/13	11.03	.07	3.08	3.15	(.11)	14.07	28.84	3,462	.15	.05	.49	.52
10/31/12[6,7]	10.00	.05	.98	1.03	—	11.03	10.30	71	.12	.07	.52	.46

See page 49 for footnotes.

American Funds Portfolio Series	43

Financial highlights (continued)

American Funds Growth and Income Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.88	$.26	$1.88	$2.14	$(.28)	$12.74	20.01%	$1,394,069	.43%	.33%	.70%	2.19%
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	10.88	9.63	299,962	.23	.18	.56	.89
Class B:
10/31/13	10.86	.17	1.88	2.05	(.20)	12.71	19.08	9,863	1.25	1.15	1.52	1.47
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	10.86	9.30	3,761	.55	.50	.88	.59
Class C:
10/31/13	10.86	.16	1.88	2.04	(.21)	12.69	19.03	237,496	1.22	1.12	1.49	1.36
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	10.86	9.30	39,558	.54	.50	.88	.53
Class F-1:
10/31/13	10.88	.26	1.88	2.14	(.28)	12.74	19.98	32,573	.49	.39	.76	2.16
10/31/12[6,7]	10.00	.08	.88	.96	(.08)	10.88	9.66	6,749	.20	.15	.53	.79
Class F-2:
10/31/13	10.89	.28	1.88	2.16	(.30)	12.75	20.22	32,850	.24	.14	.51	2.31
10/31/12[6,7]	10.00	.11	.87	.98	(.09)	10.89	9.81	4,114	.09	.04	.42	1.06
Class 529-A:
10/31/13	10.88	.26	1.88	2.14	(.28)	12.74	19.95	128,915	.49	.39	.76	2.17
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	10.88	9.61	35,800	.26	.22	.60	.84
Class 529-B:
10/31/13	10.86	.17	1.87	2.04	(.19)	12.71	18.99	1,398	1.34	1.24	1.61	1.45
10/31/12[6,7]	10.00	.06	.86	.92	(.06)	10.86	9.25	604	.59	.54	.92	.53
Class 529-C:
10/31/13	10.86	.16	1.86	2.02	(.19)	12.69	18.86	55,610	1.33	1.23	1.60	1.33
10/31/12[6,7]	10.00	.05	.88	.93	(.07)	10.86	9.29	14,675	.59	.54	.92	.49
Class 529-E:
10/31/13	10.87	.21	1.89	2.10	(.25)	12.72	19.61	6,206	.79	.69	1.06	1.80
10/31/12[6,7]	10.00	.07	.88	.95	(.08)	10.87	9.52	1,115	.34	.30	.68	.63
Class 529-F-1:
10/31/13	10.89	.29	1.87	2.16	(.30)	12.75	20.14	10,000	.32	.22	.59	2.41
10/31/12[6,7]	10.00	.10	.87	.97	(.08)	10.89	9.78	1,331	.14	.09	.47	.89
Class R-1:
10/31/13	10.86	.16	1.89	2.05	(.21)	12.70	19.12	3,936	1.23	1.13	1.50	1.38
10/31/12[6,7]	10.00	.08	.85	.93	(.07)	10.86	9.28	816	.54	.50	.88	.79
Class R-2:
10/31/13	10.86	.14	1.90	2.04	(.21)	12.69	19.09	17,575	1.24	1.14	1.51	1.21
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	10.86	9.38	1,484	.48	.43	.81	.52
Class R-3:
10/31/13	10.87	.21	1.89	2.10	(.25)	12.72	19.67	13,492	.80	.70	1.07	1.79
10/31/12[6,7]	10.00	.12	.83	.95	(.08)	10.87	9.52	1,298	.31	.27	.65	1.09
Class R-4:
10/31/13	10.89	.24	1.90	2.14	(.29)	12.74	19.95	2,308	.44	.34	.71	1.97
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	10.89	9.78	93	.16	.11	.49	1.02
Class R-5:
10/31/13	10.89	.30	1.88	2.18	(.31)	12.76	20.35	19,937	.18	.08	.45	2.58
10/31/12[6,7]	10.00	.10	.88	.98	(.09)	10.89	9.81	11,519	.08	.03	.41	.96
Class R-6:
10/31/13	10.89	.27	1.90	2.17	(.31)	12.75	20.26	1,457	.14	.04	.41	2.27
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	10.89	9.78	49	.14	.10	.48	1.02

44	American Funds Portfolio Series

American Funds Balanced Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.80	$.21	$1.64	$1.85	$(.21)	$12.44	17.29%	$1,010,259	.45%	.35%	.69%	1.76%
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	10.80	8.62	238,580	.23	.18	.53	.73
Class B:
10/31/13	10.78	.12	1.63	1.75	(.12)	12.41	16.38	6,636	1.25	1.15	1.49	1.03
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	10.78	8.29	3,190	.55	.50	.85	.37
Class C:
10/31/13	10.78	.11	1.64	1.75	(.14)	12.39	16.32	196,946	1.23	1.13	1.47	.96
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	10.78	8.30	40,201	.54	.50	.85	.37
Class F-1:
10/31/13	10.80	.19	1.65	1.84	(.21)	12.43	17.20	39,594	.50	.40	.74	1.61
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	10.80	8.64	4,298	.19	.15	.50	.79
Class F-2:
10/31/13	10.81	.23	1.64	1.87	(.23)	12.45	17.51	29,111	.25	.15	.49	1.96
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,126	.09	.04	.39	.88
Class 529-A:
10/31/13	10.79	.21	1.63	1.84	(.20)	12.43	17.27	89,698	.49	.39	.73	1.77
10/31/12[6,7]	10.00	.07	.78	.85	(.06)	10.79	8.51	34,148	.27	.23	.58	.66
Class 529-B:
10/31/13	10.78	.11	1.63	1.74	(.11)	12.41	16.23	982	1.34	1.24	1.58	.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	10.78	8.25	495	.59	.54	.89	.38
Class 529-C:
10/31/13	10.78	.11	1.63	1.74	(.12)	12.40	16.26	43,459	1.33	1.23	1.57	.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	10.78	8.25	14,126	.59	.55	.90	.33
Class 529-E:
10/31/13	10.79	.17	1.63	1.80	(.17)	12.42	16.89	3,297	.80	.70	1.04	1.44
10/31/12[6,7]	10.00	.06	.79	.85	(.06)	10.79	8.49	876	.35	.30	.65	.61
Class 529-F-1:
10/31/13	10.80	.24	1.62	1.86	(.22)	12.44	17.45	9,325	.32	.22	.56	2.03
10/31/12[6,7]	10.00	.09	.77	.86	(.06)	10.80	8.67	1,353	.14	.09	.44	.85
Class R-1:
10/31/13	10.78	.11	1.64	1.75	(.13)	12.40	16.40	4,312	1.24	1.14	1.48	.95
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	10.78	8.32	807	.55	.50	.85	.36
Class R-2:
10/31/13	10.79	.11	1.64	1.75	(.14)	12.40	16.33	15,102	1.25	1.15	1.49	.90
10/31/12[6,7]	10.00	.04	.81	.85	(.06)	10.79	8.50	2,552	.48	.44	.79	.40
Class R-3:
10/31/13	10.79	.16	1.64	1.80	(.17)	12.42	16.86	18,071	.80	.70	1.04	1.36
10/31/12[6,7]	10.00	.10	.75	.85	(.06)	10.79	8.53	4,686	.31	.26	.61	.89
Class R-4:
10/31/13	10.80	.20	1.65	1.85	(.21)	12.44	17.33	24,301	.43	.33	.67	1.71
10/31/12[6,7]	10.00	.10	.76	.86	(.06)	10.80	8.61	596	.20	.15	.50	.92
Class R-5:
10/31/13	10.81	.24	1.63	1.87	(.23)	12.45	17.56	14,689	.18	.08	.42	2.06
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,741	.08	.03	.38	.83
Class R-6:
10/31/13	10.81	.24	1.64	1.88	(.24)	12.45	17.57	10,126	.14	.04	.38	2.01
10/31/12[6,7]	10.00	.10	.77	.87	(.06)	10.81	8.77	53	.13	.08	.43	.93

See page 49 for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

American Funds Income Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.57	$.36	$.90	$1.26	$(.37)	$11.46	12.19%	$1,066,759	.48%	.38%	.68%	3.28%
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	10.57	6.84	306,501	.23	.18	.49	1.54
Class B:
10/31/13	10.55	.28	.90	1.18	(.30)	11.43	11.35	6,237	1.25	1.15	1.45	2.51
10/31/12[6,7]	10.00	.13	.51	.64	(.09)	10.55	6.47	2,472	.55	.50	.81	1.26
Class C:
10/31/13	10.54	.28	.90	1.18	(.31)	11.41	11.35	214,367	1.23	1.13	1.43	2.51
10/31/12[6,7]	10.00	.12	.52	.64	(.10)	10.54	6.41	57,237	.54	.50	.81	1.20
Class F-1:
10/31/13	10.57	.37	.89	1.26	(.37)	11.46	12.17	41,800	.51	.41	.71	3.31
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	10.57	6.85	18,026	.20	.16	.47	1.50
Class F-2:
10/31/13	10.57	.39	.90	1.29	(.40)	11.46	12.44	35,534	.25	.15	.45	3.50
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	10.57	6.90	9,843	.09	.04	.35	1.61
Class 529-A:
10/31/13	10.56	.35	.91	1.26	(.37)	11.45	12.14	38,848	.55	.45	.75	3.20
10/31/12[6,7]	10.00	.16	.51	.67	(.11)	10.56	6.72	13,033	.25	.20	.51	1.56
Class 529-B:
10/31/13	10.55	.27	.90	1.17	(.29)	11.43	11.23	666	1.34	1.24	1.54	2.45
10/31/12[6,7]	10.00	.12	.53	.65	(.10)	10.55	6.50	335	.58	.53	.84	1.12
Class 529-C:
10/31/13	10.54	.27	.89	1.16	(.29)	11.41	11.23	29,463	1.33	1.23	1.53	2.42
10/31/12[6,7]	10.00	.13	.51	.64	(.10)	10.54	6.41	8,891	.59	.54	.85	1.20
Class 529-E:
10/31/13	10.56	.33	.89	1.22	(.34)	11.44	11.80	2,648	.80	.70	1.00	2.98
10/31/12[6,7]	10.00	.15	.52	.67	(.11)	10.56	6.69	856	.35	.30	.61	1.47
Class 529-F-1:
10/31/13	10.57	.39	.89	1.28	(.39)	11.46	12.36	2,293	.33	.23	.53	3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	10.57	6.89	456	.14	.09	.40	1.63
Class R-1:
10/31/13	10.55	.28	.90	1.18	(.31)	11.42	11.36	783	1.23	1.13	1.43	2.57
10/31/12[6,7]	10.00	.17	.49	.66	(.11)	10.55	6.59	152	.48	.43	.74	1.63
Class R-2:
10/31/13	10.56	.27	.90	1.17	(.31)	11.42	11.26	9,757	1.25	1.15	1.45	2.44
10/31/12[6,7]	10.00	.13	.53	.66	(.10)	10.56	6.67	2,028	.50	.45	.76	1.28
Class R-3:
10/31/13	10.56	.31	.92	1.23	(.34)	11.45	11.86	6,348	.81	.71	1.01	2.83
10/31/12[6,7]	10.00	.19	.48	.67	(.11)	10.56	6.75	1,844	.31	.26	.57	1.85
Class R-4:
10/31/13	10.57	.37	.90	1.27	(.38)	11.46	12.24	6,417	.45	.35	.65	3.37
10/31/12[6,7]	10.00	.23	.46	.69	(.12)	10.57	6.89	874	.18	.14	.45	2.21
Class R-5:
10/31/13	10.57	.39	.91	1.30	(.40)	11.47	12.58	8,539	.19	.09	.39	3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	10.57	6.91	5,329	.08	.03	.34	1.68
Class R-6:
10/31/13	10.57	.37	.93	1.30	(.40)	11.47	12.57	1,806	.13	.03	.33	3.29
10/31/12[6,7]	10.00	.19	.50	.69	(.12)	10.57	6.89	47	.14	.09	.40	1.79

46	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.66	$.33	$.86	$1.19	$(.30)	$(.01)	$(.31)	$11.54	11.28%	$220,482	.55%	.45%	.82%	2.93%
10/31/12[6,7]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	66,173	.24	.19	.55	1.45
Class B:
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38	225	1.28	1.18	1.55	2.24
10/31/12[6,7]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	74	.52	.48	.84	1.20
Class C:
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45	27,188	1.27	1.17	1.54	2.21
10/31/12[6,7]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	7,552	.55	.50	.86	1.01
Class F-1:
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31	10,831	.53	.43	.80	2.92
10/31/12[6,7]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	2,884	.19	.15	.51	1.30
Class F-2:
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46	5,558	.28	.18	.55	3.21
10/31/12[6,7]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	1,443	.10	.05	.41	1.48

See page 49 for footnotes.

American Funds Portfolio Seriesre	47

Financial highlights (continued)

American Funds Preservation Portfolio

		(Loss) income from investment operations[1]							Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]	expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.08	$.11	$(.17)	$(.06)	$(.11)	$9.91	(.59)%	$332,931	.53%	.41%	.71%	1.13%
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.26	163,334	.23	.19	.50	.60
Class B:
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2,357	1.28	1.17	1.47	.38
10/31/12[6,7]	10.00	.03	.07	.10	(.02)	10.08	.97	1,602	.55	.51	.82	.28
Class C:
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67,237	1.27	1.15	1.45	.39
10/31/12[6,7]	10.00	.03	.06	.09	(.02)	10.07	.93	32,688	.55	.50	.81	.28
Class F-1:
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	5,699	.54	.42	.72	1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.33	6,796	.20	.15	.46	.63
Class F-2:
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6,072	.28	.17	.47	1.37
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.40	3,043	.10	.05	.36	.74
Class 529-A:
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	32,550	.56	.44	.74	1.09
10/31/12[6,7]	10.00	.06	.06	.12	(.04)	10.08	1.25	16,801	.26	.22	.53	.57
Class 529-B:
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	500	1.38	1.26	1.56	.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.89	531	.59	.55	.86	.25
Class 529-C:
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17,406	1.37	1.25	1.55	.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.93	8,453	.60	.55	.86	.24
Class 529-E:
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2,075	.83	.71	1.01	.83
10/31/12[6,7]	10.00	.05	.06	.11	(.04)	10.07	1.13	1,345	.35	.31	.62	.47
Class 529-F-1:
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)	5,711	.35	.24	.54	1.28
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.37	686	.14	.10	.41	.68
Class R-1:
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	633	1.27	1.15	1.45	.39
10/31/12[6,7]	10.00	.03	.10	.13	(.05)	10.08	1.30	271	.45	.41	.72	.35
Class R-2:
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)	5,702	1.29	1.17	1.47	.36
10/31/12[6,7]	10.00	.03	.08	.11	(.04)	10.07	1.11	1,401	.47	.42	.73	.33
Class R-3:
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)	4,717	.83	.72	1.02	.80
10/31/12[6,7]	10.00	.05	.07	.12	(.04)	10.08	1.19	245	.33	.29	.60	.51
Class R-4:
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)	1,471	.49	.38	.68	1.16
10/31/12[6,7]	10.00	.06	.08	.14	(.06)	10.08	1.36	271	.17	.13	.44	.63
Class R-5:
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)	4,246	.22	.10	.40	1.44
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.42	3,377	.08	.04	.35	.75
Class R-6:
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)	110	.20	.08	.38	1.45
10/31/12[6,7]	10.00	.07	.06	.13	(.05)	10.08	1.34	24	.13	.08	.39	.72

48	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

		(Loss) income from investment operations[1]							Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]	expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.11	$.25	$(.30)	$(.05)	$(.25)	$9.81	(.48)%	$122,445	.58%	.45%	.76%	2.54%
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.10	71,341	.24	.19	.50	1.22
Class B:
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	111	1.29	1.16	1.47	1.83
10/31/12[6,7]	10.00	.09	.09	.18	(.06)	10.12	1.84	101	.53	.49	.80	.92
Class C:
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	38,342	1.28	1.15	1.46	1.85
10/31/12[6,7]	10.00	.09	.09	.18	(.08)	10.10	1.77	22,159	.55	.51	.82	.89
Class F-1:
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5,324	.56	.42	.73	2.56
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.13	9,144	.20	.16	.47	1.24
Class F-2:
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8,287	.30	.16	.47	2.82
10/31/12[6,7]	10.00	.13	.09	.22	(.11)	10.11	2.25	12,032	.10	.05	.36	1.34

	Period ended October 31
Portfolio turnover rate for all share classes	2013		2012[6,7,9]
Global Growth Portfolio	—%[10]		40%
Growth Portfolio	—	[10]	24
Growth and Income Portfolio	—	[10]	7
Balanced Portfolio	—	[10]	9
Income Portfolio	—	[10]	7
Tax-Advantaged Income Portfolio	2	[9]	45
Preservation Portfolio	11	[9]	16
Tax-Exempt Preservation Portfolio	28	[9]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 52 to 58 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[8]	Amount less than $.01.
[9]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[10]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Portfolio Series	49

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio, American Funds Tax-Advantaged Income Portfolio, American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2013 and the period from May 18, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Portfolio Series as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for the year ended October 31, 2013 and the period from May 18, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2013

50	American Funds Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designate the following amounts for the fiscal year ended October 31, 2013:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$100,000	$156,000	$223,000	—	$400,000	—		—	—
Foreign taxes (per share)	$0.006	$0.002	$0.003	$0.003	—	$0.004		—	—
Foreign source income (per share)	$0.06	$0.02	$0.05	$0.03	—	$0.04		—	—
Qualified dividend income	100%	100%	100%	100%	$19,414,000	100	%*	$19,000	—
Corporate dividends received deduction	$1,689,000	100%	$13,942,000	$10,390,000	$12,706,000	$1,712,000		$2,000	—
Exempt interest dividends	—	—	—	—	—	$2,934,000		—	100%
U.S. government income that may be exempt from state taxation	$7,000	$9,000	$630,000	$879,000	$1,188,000	$3,000		$946,000	—

*The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	51

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2013, through October 31, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52	American Funds Portfolio Series

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Global Growth Portfolio
Class A — actual return	$1,000.00	$1,106.51	$1.86	.35%	$4.51	.85%
Class A — assumed 5% return	1,000.00	1,023.44	1.79	.35	4.33	.85
Class B — actual return	1,000.00	1,102.15	6.04	1.14	8.69	1.64
Class B — assumed 5% return	1,000.00	1,019.46	5.80	1.14	8.34	1.64
Class C — actual return	1,000.00	1,101.43	5.99	1.13	8.63	1.63
Class C — assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.29	1.63
Class F-1 — actual return	1,000.00	1,105.64	2.12	.40	4.78	.90
Class F-1 — assumed 5% return	1,000.00	1,023.19	2.04	.40	4.58	.90
Class F-2 — actual return	1,000.00	1,107.94	.74	.14	3.40	.64
Class F-2 — assumed 5% return	1,000.00	1,024.50	.71	.14	3.26	.64
Class 529-A — actual return	1,000.00	1,105.72	1.80	.34	4.46	.84
Class 529-A — assumed 5% return	1,000.00	1,023.49	1.73	.34	4.28	.84
Class 529-B — actual return	1,000.00	1,101.35	6.51	1.23	9.16	1.73
Class 529-B — assumed 5% return	1,000.00	1,019.00	6.26	1.23	8.79	1.73
Class 529-C — actual return	1,000.00	1,101.52	6.46	1.22	9.11	1.72
Class 529-C — assumed 5% return	1,000.00	1,019.06	6.21	1.22	8.74	1.72
Class 529-E — actual return	1,000.00	1,104.21	3.66	.69	6.31	1.19
Class 529-E — assumed 5% return	1,000.00	1,021.73	3.52	.69	6.06	1.19
Class 529-F-1 — actual return	1,000.00	1,107.23	1.12	.21	3.77	.71
Class 529-F-1 — assumed 5% return	1,000.00	1,024.15	1.07	.21	3.62	.71
Class R-1 — actual return	1,000.00	1,102.15	5.93	1.12	8.58	1.62
Class R-1 — assumed 5% return	1,000.00	1,019.56	5.70	1.12	8.24	1.62
Class R-2 — actual return	1,000.00	1,102.23	5.83	1.10	8.48	1.60
Class R-2 — assumed 5% return	1,000.00	1,019.66	5.60	1.10	8.13	1.60
Class R-3 — actual return	1,000.00	1,103.51	3.76	.71	6.42	1.21
Class R-3 — assumed 5% return	1,000.00	1,021.63	3.62	.71	6.16	1.21
Class R-4 — actual return	1,000.00	1,106.43	1.65	.31	4.30	.81
Class R-4 — assumed 5% return	1,000.00	1,023.64	1.58	.31	4.13	.81
Class R-5 — actual return	1,000.00	1,107.85	.37	.07	3.03	.57
Class R-5 — assumed 5% return	1,000.00	1,024.85	.36	.07	2.91	.57
Class R-6 — actual return	1,000.00	1,107.43	.21	.04	2.87	.54
Class R-6 — assumed 5% return	1,000.00	1,025.00	.20	.04	2.75	.54

See page 58 for footnotes.

American Funds Portfolio Series	53

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Growth Portfolio
Class A — actual return	$1,000.00	$1,122.50	$1.60	.30%	$3.96	.74%
Class A — assumed 5% return	1,000.00	1,023.69	1.53	.30	3.77	.74
Class B — actual return	1,000.00	1,117.46	6.03	1.13	8.38	1.57
Class B — assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.98	1.57
Class C — actual return	1,000.00	1,117.46	5.92	1.11	8.27	1.55
Class C — assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.88	1.55
Class F-1 — actual return	1,000.00	1,121.70	2.09	.39	4.44	.83
Class F-1 — assumed 5% return	1,000.00	1,023.24	1.99	.39	4.23	.83
Class F-2 — actual return	1,000.00	1,123.10	.70	.13	3.05	.57
Class F-2 — assumed 5% return	1,000.00	1,024.55	.66	.13	2.91	.57
Class 529-A — actual return	1,000.00	1,121.70	1.98	.37	4.33	.81
Class 529-A — assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class 529-B — actual return	1,000.00	1,116.56	6.51	1.22	8.86	1.66
Class 529-B — assumed 5% return	1,000.00	1,019.06	6.21	1.22	8.44	1.66
Class 529-C — actual return	1,000.00	1,117.55	6.46	1.21	8.81	1.65
Class 529-C — assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.39	1.65
Class 529-E — actual return	1,000.00	1,120.39	3.63	.68	5.99	1.12
Class 529-E — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.70	1.12
Class 529-F-1 — actual return	1,000.00	1,123.20	1.07	.20	3.43	.64
Class 529-F-1 — assumed 5% return	1,000.00	1,024.20	1.02	.20	3.26	.64
Class R-1 — actual return	1,000.00	1,117.37	5.87	1.10	8.22	1.54
Class R-1 — assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.83	1.54
Class R-2 — actual return	1,000.00	1,117.37	5.92	1.11	8.27	1.55
Class R-2 — assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.88	1.55
Class R-3 — actual return	1,000.00	1,119.39	3.74	.70	6.09	1.14
Class R-3 — assumed 5% return	1,000.00	1,021.68	3.57	.70	5.80	1.14
Class R-4 — actual return	1,000.00	1,122.50	1.66	.31	4.01	.75
Class R-4 — assumed 5% return	1,000.00	1,023.64	1.58	.31	3.82	.75
Class R-5 — actual return	1,000.00	1,123.00	.32	.06	2.68	.50
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.55	.50
Class R-6 — actual return	1,000.00	1,123.80	.11	.02	2.46	.46
Class R-6 — assumed 5% return	1,000.00	1,025.10	.10	.02	2.35	.46

54	American Funds Portfolio Series

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Growth and Income Portfolio
Class A — actual return	$1,000.00	$1,076.50	$1.52	.29%	$3.45	.66%
Class A — assumed 5% return	1,000.00	1,023.74	1.48	.29	3.36	.66
Class B — actual return	1,000.00	1,071.49	5.90	1.13	7.83	1.50
Class B — assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.63	1.50
Class C — actual return	1,000.00	1,071.28	5.80	1.11	7.73	1.48
Class C — assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class F-1 — actual return	1,000.00	1,075.31	1.99	.38	3.92	.75
Class F-1 — assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 — actual return	1,000.00	1,077.29	.68	.13	2.62	.50
Class F-2 — assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class 529-A — actual return	1,000.00	1,076.20	1.94	.37	3.87	.74
Class 529-A — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class 529-B — actual return	1,000.00	1,071.11	6.32	1.21	8.25	1.58
Class 529-B — assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.03	1.58
Class 529-C — actual return	1,000.00	1,070.46	6.31	1.21	8.25	1.58
Class 529-C — assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.03	1.58
Class 529-E — actual return	1,000.00	1,073.94	3.50	.67	5.44	1.04
Class 529-E — assumed 5% return	1,000.00	1,021.83	3.41	.67	5.30	1.04
Class 529-F-1 — actual return	1,000.00	1,077.04	1.05	.20	2.98	.57
Class 529-F-1 — assumed 5% return	1,000.00	1,024.20	1.02	.20	2.91	.57
Class R-1 — actual return	1,000.00	1,071.78	5.74	1.10	7.68	1.47
Class R-1 — assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2 — actual return	1,000.00	1,071.29	5.85	1.12	7.78	1.49
Class R-2 — assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class R-3 — actual return	1,000.00	1,074.76	3.61	.69	5.54	1.06
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.40	1.06
Class R-4 — actual return	1,000.00	1,075.41	1.73	.33	3.66	.70
Class R-4 — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.57	.70
Class R-5 — actual return	1,000.00	1,077.44	.31	.06	2.25	.43
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43
Class R-6 — actual return	1,000.00	1,077.74	.10	.02	2.04	.39
Class R-6 — assumed 5% return	1,000.00	1,025.10	.10	.02	1.99	.39

See page 58 for footnotes.

American Funds Portfolio Series	55

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Balanced Portfolio
Class A — actual return	$1,000.00	$1,065.78	$1.51	.29%	$3.28	.63%
Class A — assumed 5% return	1,000.00	1,023.74	1.48	.29	3.21	.63
Class B — actual return	1,000.00	1,060.93	5.87	1.13	7.64	1.47
Class B — assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.48	1.47
Class C — actual return	1,000.00	1,060.56	5.77	1.11	7.53	1.45
Class C — assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.38	1.45
Class F-1 — actual return	1,000.00	1,064.59	2.03	.39	3.80	.73
Class F-1 — assumed 5% return	1,000.00	1,023.24	1.99	.39	3.72	.73
Class F-2 — actual return	1,000.00	1,066.60	.68	.13	2.45	.47
Class F-2 — assumed 5% return	1,000.00	1,024.55	.66	.13	2.40	.47
Class 529-A — actual return	1,000.00	1,064.78	1.93	.37	3.70	.71
Class 529-A — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class 529-B — actual return	1,000.00	1,060.15	6.34	1.22	8.10	1.56
Class 529-B — assumed 5% return	1,000.00	1,019.06	6.21	1.22	7.93	1.56
Class 529-C — actual return	1,000.00	1,060.77	6.29	1.21	8.05	1.55
Class 529-C — assumed 5% return	1,000.00	1,019.11	6.16	1.21	7.88	1.55
Class 529-E — actual return	1,000.00	1,063.16	3.54	.68	5.30	1.02
Class 529-E — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.19	1.02
Class 529-F-1 — actual return	1,000.00	1,065.64	1.04	.20	2.81	.54
Class 529-F-1 — assumed 5% return	1,000.00	1,024.20	1.02	.20	2.75	.54
Class R-1 — actual return	1,000.00	1,060.92	5.82	1.12	7.58	1.46
Class R-1 — assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.43	1.46
Class R-2 — actual return	1,000.00	1,061.20	5.82	1.12	7.59	1.46
Class R-2 — assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.43	1.46
Class R-3 — actual return	1,000.00	1,063.05	3.54	.68	5.30	1.02
Class R-3 — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.19	1.02
Class R-4 — actual return	1,000.00	1,066.08	1.56	.30	3.33	.64
Class R-4 — assumed 5% return	1,000.00	1,023.69	1.53	.30	3.26	.64
Class R-5 — actual return	1,000.00	1,066.90	.31	.06	2.08	.40
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.04	.40
Class R-6 — actual return	1,000.00	1,067.06	.16	.03	1.93	.37
Class R-6 — assumed 5% return	1,000.00	1,025.05	.15	.03	1.89	.37

56	American Funds Portfolio Series

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Income Portfolio
Class A — actual return	$1,000.00	$1,032.56	$1.69	.33%	$3.23	.63%
Class A — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.21	.63
Class B — actual return	1,000.00	1,028.99	5.78	1.13	7.31	1.43
Class B — assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class C — actual return	1,000.00	1,028.37	5.73	1.12	7.26	1.42
Class C — assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.22	1.42
Class F-1 — actual return	1,000.00	1,032.52	1.95	.38	3.48	.68
Class F-1 — assumed 5% return	1,000.00	1,023.29	1.94	.38	3.47	.68
Class F-2 — actual return	1,000.00	1,032.81	.67	.13	2.20	.43
Class F-2 — assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class 529-A — actual return	1,000.00	1,032.26	2.20	.43	3.74	.73
Class 529-A — assumed 5% return	1,000.00	1,023.04	2.19	.43	3.72	.73
Class 529-B — actual return	1,000.00	1,027.33	6.23	1.22	7.77	1.52
Class 529-B — assumed 5% return	1,000.00	1,019.06	6.21	1.22	7.73	1.52
Class 529-C — actual return	1,000.00	1,027.73	6.18	1.21	7.72	1.51
Class 529-C — assumed 5% return	1,000.00	1,019.11	6.16	1.21	7.68	1.51
Class 529-E — actual return	1,000.00	1,030.00	3.48	.68	5.01	.98
Class 529-E — assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class 529-F-1 — actual return	1,000.00	1,033.31	1.03	.20	2.56	.50
Class 529-F-1 — assumed 5% return	1,000.00	1,024.20	1.02	.20	2.55	.50
Class R-1 — actual return	1,000.00	1,028.60	5.68	1.11	7.21	1.41
Class R-1 — assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class R-2 — actual return	1,000.00	1,028.46	5.68	1.11	7.21	1.41
Class R-2 — assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class R-3 — actual return	1,000.00	1,030.72	3.43	.67	4.96	.97
Class R-3 — assumed 5% return	1,000.00	1,021.83	3.41	.67	4.94	.97
Class R-4 — actual return	1,000.00	1,032.60	1.69	.33	3.23	.63
Class R-4 — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.21	.63
Class R-5 — actual return	1,000.00	1,033.95	.31	.06	1.85	.36
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	1.84	.36
Class R-6 — actual return	1,000.00	1,034.18	.10	.02	1.64	.32
Class R-6 — assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

American Funds Tax-Advantaged Income Portfolio
Class A — actual return	$1,000.00	$1,023.59	$2.04	.40%	$3.93	.77%
Class A — assumed 5% return	1,000.00	1,023.19	2.04	.40	3.92	.77
Class B — actual return	1,000.00	1,019.87	5.80	1.14	7.69	1.51
Class B — assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.68	1.51
Class C — actual return	1,000.00	1,020.57	5.76	1.13	7.64	1.50
Class C — assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.63	1.50
Class F-1 — actual return	1,000.00	1,024.64	2.09	.41	3.98	.78
Class F-1 — assumed 5% return	1,000.00	1,023.14	2.09	.41	3.97	.78
Class F-2 — actual return	1,000.00	1,024.97	.77	.15	2.65	.52
Class F-2 — assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52

See page 58 for footnotes.

American Funds Portfolio Series	57

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Preservation Portfolio
Class A — actual return	$1,000.00	$989.59	$1.86	.37%	$3.36	.67%
Class A — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class B — actual return	1,000.00	986.68	5.76	1.15	7.26	1.45
Class B — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.38	1.45
Class C — actual return	1,000.00	985.85	5.71	1.14	7.21	1.44
Class C — assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.32	1.44
Class F-1 — actual return	1,000.00	989.36	2.06	.41	3.56	.71
Class F-1 — assumed 5% return	1,000.00	1,023.14	2.09	.41	3.62	.71
Class F-2 — actual return	1,000.00	990.76	.80	.16	2.31	.46
Class F-2 — assumed 5% return	1,000.00	1,024.40	.82	.16	2.35	.46
Class 529-A — actual return	1,000.00	990.35	2.21	.44	3.71	.74
Class 529-A — assumed 5% return	1,000.00	1,022.99	2.24	.44	3.77	.74
Class 529-B — actual return	1,000.00	986.26	6.21	1.24	7.71	1.54
Class 529-B — assumed 5% return	1,000.00	1,018.95	6.31	1.24	7.83	1.54
Class 529-C — actual return	1,000.00	986.32	6.21	1.24	7.71	1.54
Class 529-C — assumed 5% return	1,000.00	1,018.95	6.31	1.24	7.83	1.54
Class 529-E — actual return	1,000.00	988.93	3.51	.70	5.01	1.00
Class 529-E — assumed 5% return	1,000.00	1,021.68	3.57	.70	5.09	1.00
Class 529-F-1 — actual return	1,000.00	991.46	1.15	.23	2.66	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,024.05	1.17	.23	2.70	.53
Class R-1 — actual return	1,000.00	986.77	5.51	1.10	7.01	1.40
Class R-1 — assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class R-2 — actual return	1,000.00	986.83	5.61	1.12	7.11	1.42
Class R-2 — assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.22	1.42
Class R-3 — actual return	1,000.00	989.41	3.26	.65	4.76	.95
Class R-3 — assumed 5% return	1,000.00	1,021.93	3.31	.65	4.84	.95
Class R-4 — actual return	1,000.00	990.96	1.61	.32	3.11	.62
Class R-4 — assumed 5% return	1,000.00	1,023.59	1.63	.32	3.16	.62
Class R-5 — actual return	1,000.00	991.13	.45	.09	1.96	.39
Class R-5 — assumed 5% return	1,000.00	1,024.75	.46	.09	1.99	.39
Class R-6 — actual return	1,000.00	992.49	.20	.04	1.71	.34
Class R-6 — assumed 5% return	1,000.00	1,025.00	.20	.04	1.73	.34

American Funds Tax-Exempt Preservation Portfolio
Class A — actual return	$1,000.00	$979.31	$2.20	.44%	$3.74	.75%
Class A — assumed 5% return	1,000.00	1,022.99	2.24	.44	3.82	.75
Class B — actual return	1,000.00	975.64	5.73	1.15	7.27	1.46
Class B — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.43	1.46
Class C — actual return	1,000.00	975.68	5.68	1.14	7.22	1.45
Class C — assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.38	1.45
Class F-1 — actual return	1,000.00	979.23	2.05	.41	3.59	.72
Class F-1 — assumed 5% return	1,000.00	1,023.14	2.09	.41	3.67	.72
Class F-2 — actual return	1,000.00	980.65	.75	.15	2.30	.46
Class F-2 — assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period,and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period,and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

58	American Funds Portfolio Series

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 68	2012	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None
James G. Ellis, 66	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.
Leonard R. Fuller, 67	2012	President and CEO, Fuller Consulting (financial management consulting firm)	69	None
R. Clark Hooper, 67 Chairman of the Board(Independent and Non-Executive)	2012	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 55	2012	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 58	2012	Clinical Professor and Director, Accounting Program, University of Redlands	65	None
Frank M. Sanchez, 70	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None
Margaret Spellings, 56	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None
Steadman Upham, Ph.D., 64	2012	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 48 Vice Chairman of the Board	2012	Director, Capital Research and Management Company; Chairman, Capital Research Company;[6] Senior Vice President — Capital Research Global Investors,Capital Research and Management Company; Director, American Funds Distributors, Inc.[6]	15	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA90071, Attention: Secretary.

See page 60 for footnotes.

American Funds Portfolio Series	59

Other officers5

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 47 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 53 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research and Management Company
James B. Lovelace, 57 Senior Vice President	2012	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 47 Senior Vice President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research Company;[6] Senior Vice President — Capital Fixed Income Investors, Capital International Research, Inc.;[6] Vice President, Capital Strategy Research, Inc.;[6] Senior Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
John H. Smet, 57 Senior Vice President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 46 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research Company;[6] Senior Vice President — Capital World Investors, Capital Bank and Trust Company;[6] Director, American Funds Distributors, Inc.;[6] Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 39 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[6]
Steven I. Koszalka, 49 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 42 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
2	Trustees and officers of the series serve until their resignation,removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
4	“Interested persons” within the meaning of the Investment Company Act of 1940,on the basis of their affiliation with the series’ investment adviser,Capital Research and Management Company,or affiliated entities (including the series’ principal underwriter).
5	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
6	Company affiliated with Capital Research and Management Company.

60	American Funds Portfolio Series

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit No. MFGEARX-900-1213P Litho in USA CGD/Q/10216-S36729

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$18,000
2013	$34,000

b) Audit-Related Fees:
2012	None
2013	$2,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$9,000
2013	$16,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	$1,028,000
2013	$1,046,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$18,000
2013	$36,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,634,000 for fiscal year 2012 and $1,474,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2013